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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  JGE Capital Management, LLC
Address:               One Market, Spear St. Tower, Suite 3780
                       San Francisco, CA 94105

Form 13F File Number: 28-11971
                      --------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Cheryl M. Thompson
Title:                 Chief Operating Officer
Phone:                 415-675-3200

Signature, Place, and Date of Signing:

/s/ Cheryl M. Thompson                  San Francisco, CA      August 13, 2007
----------------------------------      -----------------      ---------------
Chief Operating Officer

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]         13F  NOTICE.  (Check  here  if no  holdings  reported  are in this
            report,   and  all  holdings   are   reported  by  other   reporting
            manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

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List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number       Name
---       --------------------       ----
1         28-11242                   East Peak Partners, L.P.




                                          FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     1
                                             -----------

Form 13F Information Table Entry Total:               11
                                             -----------

Form 13F Information Table Value Total:          455,775
                                             -----------
                                             (thousands)



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                           FORM 13F INFORMATION TABLE



                                                                                                                  VOTING AUTHORITY
                             TITLE OF               VALUE      SHRS OR   SH/   PUT/   INVESTMENT    OTHER
NAME OF ISSUER                CLASS     CUSIP      (x$1000)    PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED  NONE
--------------                -----     -----      --------    -------   ---   ----   ----------   --------     ----    ------  ----

ALTRIA GROUP INC               COM    022095 10 3    10,521     150,000   SH            SOLE          1         150,000
ALTRIA GROUP INC               COM    022095 10 3       701      10,000   SH            SOLE         NONE        10,000
BROOKDALE SENIOR LIVING INC.   COM    112463 10 4    68,355   1,500,000   SH            SOLE          1       1,500,000
CHARLES SCHWAB CORP.           COM    808513 10 5    41,040   2,000,000   SH            SOLE          1       2,000,000
CROWN CASTLE INT'L CORP        COM    228227 10 4   136,012   3,750,000   SH            SOLE          1       3,750,000
CROWN CASTLE INT'L CORP        COM    228227 10 4     1,088      30,000   SH            SOLE         NONE        30,000
GATEHOUSE MEDIA INC.           COM    367348 10 9    22,260   1,200,000   SH            SOLE          1       1,200,000
HEALTHSOUTH CORP               COM    421924 10 1    54,330   3,000,000   SH            SOLE          1       3,000,000
HEALTHSOUTH CORP               COM    421924 10 1     1,449      80,000   SH            SOLE         NONE        80,000
HERBALIFE LTD                  COM    G4412G 10 1    79,300   2,000,000   SH            SOLE          1       2,000,000
NETFLIX INC                    COM    64110L 10 6    40,719   2,100,000   SH            SOLE          1       2,100,000


                                                    455,755
                                                    -------

